Document and Entity Information	Jan. 31, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001832351
Document Type	8-K
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	ECP ENVIRONMENTAL GROWTH OPPORTUNITIES CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40032
Entity Tax Identification Number	85-3692788
Entity Address, Address Line One	40 Beechwood Road
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	(973)
Local Phone Number	671-6100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Quarter Of One Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-quarter of one warrant
Trading Symbol	ENNVU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ENNV
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ENNVW
Security Exchange Name	NASDAQ